Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and its ability to attract investors and to borrow funds on reasonable economic terms.

(b)	Liquidity and Capital Resources

The Group has incurred losses since its inception. As of December 31, 2023, the Group had total shareholders’ deficit of $28,762,160. In addition, for the year ended December 31, 2023, the Group recorded net loss of $28,918,811 and net cash used in operating activities of $9,933,746. Historically, the Group has relied principally on both operational sources of cash and borrowings to fund its operations and business development.

As of December 31, 2023, the Group has working capital deficit of $7,869,999. In April 2024, the Group entered into an amendment to extend the repayment date of an advance that it received from an investor (December 31, 2023: $3,098,635) to July 31, 2025. An additional advance of $1,126,776 was drawn from the same investor, bearing the same repayment date as amended. In addition, in April 2024, Mr. Yiran Xu, the Chairman of the board of the directors and the Chief Executive Officer of the Company, executed a Letter of Support in which he agreed to provide continuing financial support for at least $3,000,000 to the Group for a period of at least 12 months from the issuance date of the Group’s financial statement for the year ended December 31, 2023.

During the year ended December 31, 2023, the Group entered into loan conversion agreements with Avatar Group Holdings Limited and Gaea Holdings Limited, both related lenders, to convert their loans and accrued interests with an aggregate amount of $7,003,834 into 6,309,760 Class A ordinary shares of MMV at a per share price of US$1.11. The loan conversion hasn’t been closed pending for the counterparties’ internal restructuring and the loans and accrued interests were classified as non-current liabilities as of December 31, 2023. In addition, Shenzhen Gaea Technology Corporation (“Shenzhen Gaea”) and Shanghai Youmier Network Technology Co., Ltd. (“Shanghai Youmier”), both of which were related party service providers to the Group, have agreed not to demand repayment of all the outstanding amount due from the Group for a period of at least 24 months from the issuance date of the Group’s financial statement for the year ended December 31, 2023. Therefore, amounts due to Shenzhen Gaea and Shanghai Youmier were classified into non-current liabilities.

The Company also intends to raise additional debt or equity capital to fund future operations. There is no assurance that the Company will be able to obtain sufficient additional funds when needed or that such funds, if available, will be obtainable on terms satisfactory to the Company. In addition, the Company has planned and implemented cost-cutting measures to reduce operating expenditures and loss. Management believes that the Group can adjust the pace of its business development and control operating expenses when necessary. Therefore, the Group assesses that current working capital, together with the letters of not demand repayment from its related parties and the letter of financial support from Mr. Yiran Xu, will be sufficient to meet its obligations for the next 12 months from the issuance date of this report. These financial statements are prepared on going concern basis.

(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including estimated average playing period of paying players, allowance for credit losses, net realizable value of inventories, the useful lives of property and equipment and intangible assets, impairment of long-lived assets, impairment of equity investments, and valuation allowance of deferred tax assets. Actual results could differ from those estimates.

(d)	Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Based on the short-term nature of cash and cash equivalents, accounts receivable, amounts due from related parties and prepaid expenses and other current assets, bank borrowings, accounts payable, amounts due to related parties (current portion), deferred revenue (current portion), operating lease liabilities, and accrued liabilities and other current liabilities, management has determined that the carrying value approximates their fair values.

(e)	Cash and cash equivalents

Cash and cash equivalents of the Group consist of cash on hand and deposits placed with financial institutions, which are unrestricted as to withdrawal and use, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2022 and 2023, the Group had cash held in accounts managed by online payment platforms such as Alipay and Wechat Pay in connection with the collection of online service fees for a total amount of RMB53,158 and RMB54,806, equivalent to $7,707 and $7,719, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

(f)	Receivables, net

Accounts receivable are stated at the original amount less an allowance for credit loss. The Group closely monitors the collection of its receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable amounts for periods prior to January 1, 2023. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Receivable balances are written off when they are determined to be uncollectible.

From January 1, 2023, the Group adopted ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The impact of new standard was immaterial to the Company.

The Group’s accounts receivable and other receivables recorded in prepaid expenses and other current assets are within the scope of ASC Topic 326. Accounts receivable consist primarily of receivables from merchandise customers, game distribution channels and intellectual property licensees.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances. No significant impact of changes in the assumptions since adoption.

(g)	Inventories, net

Inventories, primarily consisting of products for the Group’s anime merchandise business, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. Impairment losses of inventory provided for the years ended December 31, 2021, 2022 and 2023 were $29,351, nil and nil, respectively.

(h)	Software Development Costs

Software development costs include direct costs incurred for internally developed products, as well as payments made to external developers under development agreements. The Group expenses these costs as incurred and records in “Research and development expenses”, unless such costs qualify for capitalization as software development costs including (i) preliminary project is completed, (ii) management has committed to funding the project and it is probably that the project will be completed and the software will be used to perform the function intended, and (iii) they result in significant additional functionality in the Group’s products. Capitalized software development costs were not material for all periods presented.

Capitalized software development costs are recognized as “Intangible assets – Intellectual property” upon the release of the product. Commencing upon a product’s release, capitalized software development costs are amortized following the accounting policy related to intangible assets, with amortization expenses charged to cost of revenue. The Group evaluates the future recoverability of capitalized software development costs regularly according to its accounting policy for impairment of long-lived assets.

(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment	3 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

(j)	Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	1-10 years
Intellectual property	3 years

If expectations of the usefulness of the content are revised downward, the unamortized cost is written down to the estimated net realizable value. A write-down from unamortized cost to a lower estimated net realizable value establishes a new cost basis.

(k)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment provision for long-lived assets was provided during the years ended December 31, 2021, 2022 and 2023.

(l)	Long-term investment

Long-term investment represents an equity investment in a privately-held company.

For investments in common stock or in-substance common stock issued by privately-held companies on which the Group does not have significant influence, and investments in privately-held companies’ shares that are not common stocks or in-substance common stocks, as these equity securities do not have readily determinable fair value, the Group measure these equity securities investments at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity securities without readily determinable fair value, realized and unrealized, are recognized in other income /(expense).

Management regularly evaluates the impairment of the investments in privately-held companies without readily determinable fair value at each balance sheet date, or more frequently if events or circumstances indicate that the carrying amount may not be recoverable. For investments without readily determinable fair values, management performs a qualitative assessment of the fair value of the equity interest in comparison to its carrying amount to determine if there is an indication of potential impairment. If such indication exists, management estimates the fair value of the investment, and records an impairment in the consolidated statements of operations and comprehensive loss to the extent the carrying amount exceeds the fair value. Significant judgments management applies in the impairment assessment for these equity investments include: (i) the determination as to whether any impairment indicators exist during the year; (ii) the selection of valuation methods; and (iii) the determination of significant assumptions used to value the equity investments, including selection of comparable companies and multiples, timing and probabilities of different scenarios, estimated volatility rate, risk-free rate and discount for lack of marketability. No impairment provision for long-term investment was provided during the years ended December 31, 2021, 2022 and 2023, as no event occurred or circumstances exist indicate that the carrying amount of the long-term investment may not be recoverable.

(m)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(n)	Revenue recognition

The Group adopted ASC Topic 606 (“ASC 606”), Revenue from Contracts with Customers, with effect from January 1, 2018, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. The adoption of this ASC 606 did not have a material impact on the Group’s consolidated financial statements.

Revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances and Value Added Tax (“VAT”). The recognition of revenues involves certain management judgments, including estimated lives of virtual items purchased by game players and estimated breakage of game points. The amount and timing of the Group’s revenues could be different if management made different judgments or utilized different estimates.

The Group’s revenues are mainly generated from sale of merchandise, provision of animation production service, mobile games, licensing and other services.

Mobile Games

The Group generates mobile game revenue for publishing its own intellectual property games which are operated under a free-to-play model. Players can download the games free of charge and are charged for the purchase of in-game virtual items via payment channels to gain an enhanced game-playing experience. Depending on how the games are operated, the revenue was derived from self-operated games and jointly-operated games.

For the Company’s net revenue from mobile game services, control transfers over time as services are delivered. Payment for net revenue from services is collected within a short period following transfer of control or commencement of delivery of services, as applicable, which are agreed in the contracts between the Group and the payment channels or distribution platforms. Based on historical experience that payment channels and distribution platforms generally make payments on time, the Group considers collectability of the consideration is probable and accounts for a contract of mobile game services when players make purchases, with additional considerations made for contract liabilities.

(i) Self-operated games

For self-operated games, the Group has the pricing discretion, and is responsible for the launch of games, hosting and maintenance of game servers, selecting the distribution platforms, determination of when and how to operate the in-game promotions, and providing content updates and customer services to game players.

Players make purchases through payment channels and distribution platforms who then remit to the Group the gross proceeds less the commission fees paid to payment channels and distribution platforms.

The Group records revenue from self-operated games on a gross basis as the Group is a principal in the arrangement, commission fees paid to distribution channels and payment channels, and technical and promotional support charges paid to the related party are recorded as “Cost of Revenue” on the consolidated statements of operations and comprehensive loss. The performance obligation is to provide on-going game services to players who purchased virtual items to gain an enhanced game-playing experience. The in-game virtual items and on-going game services are highly interrelated and therefore deemed as one performance obligation. The Group recognizes revenue over the estimated average playing period of paying players on a game-by-game basis which coincides with the players receiving and consuming the benefits from the virtual items they purchased. The Group considers the average period that players typically play the games and other game player behavior factors, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

(ii) Jointly-operated games

For jointly-operated games, the Group has the following two business models:

(i)	Self-publishing and joint operation. The Group acts as a mobile game publisher and distribute the games through Android-based APP stores and other platforms (“distribution platforms”). As the game publisher, the Group provides mobile games regular updates, new version updates and regular maintenance to the distribution platforms. The games are operated by the distribution platforms, who are responsible for the sales and marketing of the games, customer services, and have pricing discretion. The Group has revenue sharing arrangements with the distribution platforms for recharges paid by players and the fees for recharges are based on pre-determined rates in each distribution agreement. The revenue sharing to be received from distribution platforms is recognized as revenue on a monthly basis.

(ii)	Non-self-publishing and joint operation. The Group acts as a game developer and a third party publisher publishes the game that the Group has developed. As the game developer, the Group mainly focuses on the development and update of game versions, and provides the new version updates to the game publisher. The game publisher distributes the game through its self-operated channels and other distribution platforms. For the net revenue that the game publisher receives from different channels, the publisher sends revenue statement to the Group, and the Group entitles to its revenue sharing from publisher’s total revenue based on the agreed mechanism. The revenue sharing to be received from publishers is recognized as revenue on a monthly basis.

Animation production service

Animation production revenue is primarily generated from contracts with customers for production services related to the development of animated content. The Group provides services under fixed-price contracts under which the Group agrees to perform the specified work for a pre-determined price. The revenue of animation production service is recognized at a point in time when delivering specified animation content to customer.

Merchandise

The Group sells merchandise, which are primarily adapted from popular anime characters of the Group’s anime franchise, to customers through online and offline channels. The Group is the principal as it controls the inventory before they are transferred to customers. The Group has the primary responsibility for fulfilling the contracts, bears the inventory risk, and has sole discretion in establishing the prices. Merchandise revenues from animation products sales are recognized at a point in time when the promised goods are transferred to the customer, which generally occurs upon the receipt of goods by the customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods to the customer. Payment for sales of merchandise is generally collected before shipment, or within a short period following transfer of control, or a combination of both, which are agreed in the contracts between the Group and customers. Based on historical experience that customers generally make payments on time, the Group considers collectability of the consideration is probably and accounts for a contract of merchandise sale when the control is transferred.

Licensing

The Group enters into contracts to license its intellectual property, which primarily consists of its brands and broadcast contents, in various channels.

The license of the Group’s brands provide access to the intellectual property over the term of the license, generally without any other performance obligation of the Group other than keeping the intellectual property active, and is therefore considered a right-to-access license of symbolic intellectual property. The Group records sales-based or usage-based royalty revenues for right-to-access licenses at the occurrence of the licensees’ subsequent sale or usage. When the arrangement includes a minimum guarantee, the Group records the minimum guarantee on a ratable basis over the term of the license period and does not record the sales-based or usage-based royalty revenues until they exceed the minimum guarantee.

The Group also licenses its contents for distribution to third party platforms. These are intellectual property licenses where the licensees pay either a fixed fee for the content license or a variable fee or a combination of both. The content that the Group delivers to its licensees typically has stand-alone functionality, generally without any other performance obligation of the Company, and is therefore considered a right-to-use license of functional intellectual property. The Company records revenues for right-to-use licenses once the license period has commenced and the licensee has the ability to use the delivered content.

Other services

Other services comprise of various value-added services at the request of clients, such as technical services including product development and operation, administrative and marketing services. The Group charges service fees at the point in time of delivery, and conditions agreed with clients.

The following table disaggregates the Group’s revenue by revenue type for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
By revenue type
Revenue from services	$6,961,024	$8,308,258	$6,633,114
Revenue from products	3,520,713	3,917,079	2,375,130
Total	$10,481,737	$12,225,337	$9,008,244

The following table disaggregates the Group’s revenue by revenue stream for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
By revenue stream
Animation production services	$2,945,662	$3,498,894	$3,515,556
Merchandise	3,520,713	3,917,079	2,375,130
Game publishing	2,949,735	2,537,358	2,229,625
Self-operated games	1,467,605	1,008,044	598,416
Jointly-operated games	1,482,130	1,529,314	1,631,209
Licensing	457,036	1,954,161	873,518
Other services	608,591	317,845	14,415
Total	$10,481,737	$12,225,337	$9,008,244

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Under Topic 606, the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset. The Group has no contract assets as of December 31, 2022 and 2023.

The contract liabilities consist of deferred revenue, which relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance from a licensee for a license right granted, and from game players in the Group’s self-operated games. The Group had deferred revenue from the licensee of $724,932 and $544,785 of December 31, 2022 and 2023, respectively, which was to be amortized over the estimated term of license. During the years ended December 31, 2022 and 2023, the Group recognized revenue of $98,139 and $159,877, respectively, from performance obligations which are satisfied in respective periods. As of December 31, 2022 and 2023, the Group’s deferred revenue from its self-operated games amounted to $30,532 and $ 26,020, respectively. During the years ended December 31, 2022 and 2023, the Group recognized revenue of $59,226 and $30,532, respectively, from performance obligations satisfied in respective periods.

(o)	Cost of revenue

Cost of revenues mainly consists of internal staff costs and external service fees related to animation production services, cost of inventory, revenue shares and/or operating service fees for the support of mobile game operation by a related party, commission fees paid to payment channels and distribution platforms, amortization of intangible assets, server and bandwidth cost and other operating costs.

The following table disaggregates the Group’s cost of revenue by revenue type for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
By revenue type
Revenue from services	$4,734,964	$4,384,732	$3,684,455
Revenue from products	1,662,591	1,966,217	1,217,917
Total	$6,397,555	$6,350,949	$4,902,372

(p)	Research and development expenses

Research and development costs primarily consist of staff costs and external service fees incurred for the design and production of the Group’s proprietary animation works, and the research and development of the Group’s mobile game software.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial during the years ended December 31, 2021, 2022 and 2023, all development costs incurred for development of internal used software have been expensed as incurred.

(q)	Share-based compensation

Share based compensation expenses arise from share-based awards, including share-based payments awarded to employees of the Group by a related party or other holder of an economic interest in the Group as compensation for services provided to the Group. The Group accounts for share-based awards granted to employees in accordance with ASC 718 Compensation — Stock Compensation.

For share-based payments awarded to employees of the Group with service conditions, by a related party or other holder of an economic interest in the Group, the related share-based compensation expense shall be recognized in the consolidated financial statements based on the grant date fair values of the shares, less consideration to be paid (if any), over the period from the grant date to the date that service conditions are met, or waived.

(r)	Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made.

(s)	Lease

Prior to 2022, the Group accounted for leases under ASC 840, Leases. Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

On January 1, 2022, the Group adopted ASC 842, which supersedes the lease accounting guidance under ASC 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and lease liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Company will exercise that option.

For operating leases with a term of one year or less, the Group has elected not to recognize a lease liability or right-of-use assets on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. As a result of the adoption, the Group recognized right-of-use assets of $1,745,485, and total operating lease liabilities of $1,650,746 (including current and non-current portion) in the consolidated balance sheet as of January 1, 2022. The adoption had no material impact on the Group’s consolidated financial statements for the year ended December 31, 2021, or the opening balance of accumulated deficit as of January 1, 2022.

(t)	Income taxes

The Group accounts for income taxes under ASC 740. Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($15,502). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2022 and 2023, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(u)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services in the PRC. The Group records revenue net of output VAT. This output VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products, for revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

(v)	Foreign currency transactions and translations

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Group’s financial statements are reported using U.S. Dollars (“US$”, or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used to translate RMB to U.S. Dollars in creating the consolidated financial statements:

	As of December 31,
	2022	2023
Balance sheet items, except for equity accounts	6.8972	7.0999

	For the years ended December 31,
	2021	2022	2023
Items in the statements of income and comprehensive loss, and statements of cash flows	6.4508	6.7290	7.0809

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(w)	Non-controlling interest

For the Group’s majority-owned subsidiaries of VIE, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of operation and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Group’s consolidated balance sheets.

(x)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(y)	Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

(z)	Segment reporting

In accordance with ASC 280-10, Segment Reporting, the Group’s chief operating decision maker (“CODM”), identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The majority of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(aa)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Group adopted, ASU No. 2016-13 on January 1, 2023. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)— Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. The adoption of this guidance did not have a material impact on the Group’s combined financial statements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). This ASU requires that public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” A public entity should apply the amendments in ASU 2023-09 prospectively to all annual periods beginning after December 15, 2024. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Group does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”). This ASU incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification (“Codification”). The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Group is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

Accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.